Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 02, 2021	Jun. 18, 2021	Dec. 31, 2021
Reverse Recapitalization [Abstract]
Value of shares issued to company stockholders		$ 666,400
Value per share issued to company stockholders (in dollars per share)		$ 10.00
Net cash proceeds from Merger and PIPE financing		$ 157,606
Shares of newly issued Class A common stock in connection with Closing (in shares)	33,609	74,962,092
Incurred direct and incremental transaction costs		$ 4,500	$ 2,600
Total transaction costs expensed as incurred			2,000
Transaction costs expensed as incurred			$ 1,300